Stock Option and Purchase Plans	12 Months Ended
Jun. 30, 2013
Stock Option and Purchase Plans

Stock Option and Purchase Plans

A summary of stock option activity under our stock incentive plan was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at June 27, 2010	297,650	$33.01
Granted	40,000	$22.47
Exercised	(2,600)	$10.92
Expired	(37,650)	$60.36
Balance at July 3, 2011	297,400	$28.32
Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Balance at July 1, 2012	332,800	$28.19
Granted	40,000	$25.64
Exercised	(55,845)	$13.78
Expired	(41,500)	$52.68
Terminated	(4,000)	$17.59
Balance at June 30, 2013	271,455	$27.19	5.4	$3,830

Exercisable as of:
June 30, 2013	139,955	$29.95	4.4	$2,104
July 1, 2012	192,700	$33.69	4.5	$702
July 3, 2011	155,800	$38.37	4.8	$479

Available for grant as of June 30, 2013	153,993

Options granted at a price greater than the market value on the date of grant included in the table above totaled 40,000 at an exercise price of $25.64 in 2013, 40,000 at an exercise price of $26.53 in 2012 and 40,000 at an exercise price of $22.47 in 2011.

A summary of restricted stock activity under our stock incentive plan was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested Balance at June 27, 2010	27,500	$29.90
Granted	20,000	$20.66
Vested	(8,600)	$47.78
Nonvested Balance at July 3, 2011	38,900	$21.19
Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01
Nonvested Balance at July 1, 2012	49,400	$20.45
Granted	24,150	$23.69
Vested	(10,400)	$15.44
Forfeited	(1,900)	$25.49
Nonvested Balance at June 30, 2013	61,250	$22.42

We have an Employee Stock Purchase Plan to provide substantially all U.S. full-time associates an opportunity to purchase shares of STRATTEC common stock through payroll deductions. A participant may contribute a maximum of $5,200 per calendar year to the plan. On the last day of each month or if such date is not a trading day on the most recent previous trading day, participant account balances are used to purchase shares of our common stock at the average of the highest and lowest reported sales prices of a share of STRATTEC common stock on the NASDAQ Global Market. A total of 100,000 shares may be issued under the plan. Shares issued from treasury stock under the plan totaled 2,000 at an average price of $26.88 during 2013, 2,406 at an average price of $22.17 during 2012 and 2,323 at an average price of $26.78 during 2011. A total of 71,351 shares are available for purchase under the plan as of June 30, 2013.